Acquisition (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed	The purchase price allocation as the date of the acquisition is as follows:

	Amount	Amortization Period
	RMB’000

Intangible assets
- Technologies	202,100	5 years
- Trademarks	106,900	10 years
- Customer relationship	41,300	5 years
- Database	73,500	5 years
Goodwill	2,567,113
Net liabilities acquired, excluding intangible assets and the related deferred tax liabilitie s	(861,918)
Deferred tax liabilities	(63,570)
Noncontrolling interests	(147,639)
Convertible redeemable noncontrolling interests (a)	(1,056,237)

	861,549

Schedule of Business Acquisitions, by Acquisition	Total purchase price for the acquisition comprised of:

Amount
RMB’000
Total Cash consideration	935,932
Less: consideration for New Warrant	(74,383)

Purchase consideration	861,549